Financial Instruments and Financial Risk Management - Schedule of Offsetting Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets And Liabilities
Netting of collateral	$ 0.0	$ 0.0
Risk management assets - current	113.0	98.0
Risk management assets - non-current	51.0	47.0
Risk management liabilities - current	128.0	111.0
Risk management liabilities - non-current	165.0	145.0
Risk management contracts
Offsetting Assets And Liabilities
Gross amounts of recognized assets	260.0	248.0
Gross amounts offset in balance sheet	(107.0)	(135.0)
Netting of collateral	11.0	32.0
Net amount of assets presented in balance sheet	164.0	145.0
Gross amounts of recognized liabilities	400.0	393.0
Gross amounts offset in balance sheet	(107.0)	(135.0)
Netting of collateral	0.0	(2.0)
Net amount of liabilities presented in balance sheet	293.0	256.0
Natural gas
Offsetting Assets And Liabilities
Gross amounts of recognized assets	94.0	104.0
Gross amounts offset in balance sheet	(22.0)	(38.0)
Netting of collateral	(25.0)	(3.0)
Net amount of assets presented in balance sheet	47.0	63.0
Gross amounts of recognized liabilities	164.0	173.0
Gross amounts offset in balance sheet	(22.0)	(38.0)
Netting of collateral	(4.0)	(3.0)
Net amount of liabilities presented in balance sheet	138.0	132.0
Energy exports
Offsetting Assets And Liabilities
Gross amounts of recognized assets	61.0	86.0
Gross amounts offset in balance sheet	(60.0)	(86.0)
Netting of collateral	37.0	36.0
Net amount of assets presented in balance sheet	38.0	36.0
Gross amounts of recognized liabilities	81.0	153.0
Gross amounts offset in balance sheet	(60.0)	(86.0)
Netting of collateral	2.0	0.0
Net amount of liabilities presented in balance sheet	23.0	67.0
Crude oil and NGLs
Offsetting Assets And Liabilities
Gross amounts of recognized assets		1.0
Gross amounts offset in balance sheet		0.0
Netting of collateral		0.0
Net amount of assets presented in balance sheet		1.0
Gross amounts of recognized liabilities	6.0
Gross amounts offset in balance sheet	0.0
Netting of collateral	2.0
Net amount of liabilities presented in balance sheet	8.0
NGL frac spread
Offsetting Assets And Liabilities
Gross amounts of recognized assets	4.0
Gross amounts offset in balance sheet	0.0
Netting of collateral	0.0
Net amount of assets presented in balance sheet	4.0
Gross amounts of recognized liabilities	23.0	6.0
Gross amounts offset in balance sheet	0.0	0.0
Netting of collateral	0.0	0.0
Net amount of liabilities presented in balance sheet	23.0	6.0
Power
Offsetting Assets And Liabilities
Gross amounts of recognized assets	101.0	30.0
Gross amounts offset in balance sheet	(25.0)	(8.0)
Netting of collateral	(1.0)	0.0
Net amount of assets presented in balance sheet	75.0	22.0
Gross amounts of recognized liabilities	126.0	58.0
Gross amounts offset in balance sheet	(25.0)	(8.0)
Netting of collateral	0.0	1.0
Net amount of liabilities presented in balance sheet	$ 101.0	51.0
Foreign exchange
Offsetting Assets And Liabilities
Gross amounts of recognized assets		27.0
Gross amounts offset in balance sheet		(3.0)
Netting of collateral		(1.0)
Net amount of assets presented in balance sheet		23.0
Gross amounts of recognized liabilities		3.0
Gross amounts offset in balance sheet		(3.0)
Netting of collateral		0.0
Net amount of liabilities presented in balance sheet		$ 0.0